Segmented information	12 Months Ended
Dec. 31, 2023
Segmented Information
Segmented information

17.	Segmented information

The Company operates in one reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company’s non-current assets are located in the following geographic locations:

	December 31, 2023	December 31, 2022
Canada	$361,967	$472,435
United States	6,568,840	6,568,840
Mexico	1,533	63,116,991
	$6,932,340	$70,158,266